Investment Strategy - Pemberwick Fund	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its investment objective by primarily investing its assets in a non-diversified portfolio of the following securities or instruments (“Principal Investments”): Corporate debt obligations; U.S. Government securities; open-end investment companies; municipal securities; commercial paper; time deposits and certificates of deposit.
In selecting portfolio securities for the Fund, the Fund’s investment adviser, Pemberwick Investment Advisors, LLC (“Pemberwick” or the “Advisor”) selects investment grade fixed-income investments so that approximately 90% of the Fund’s assets will be (i) securities or instruments rated “A-” or better by a nationally recognized statistical rating organization (“NRSRO”) (or if commercial paper, rated in the highest category) or, if a rating is not available, deemed to be of comparable quality by the Advisor; or (ii) securities issued by banking institutions operating in the United States and having assets in excess of $250 billion that are of investment grade quality or, if a rating is not available, deemed to be of comparable quality by the Advisor. The Fund may only invest in open-end investment companies that: (i) have a policy to generally invest a significant portion of their assets in fixed-income securities having a credit rating of “A-” or better by an NRSRO or of comparable quality as determined by such company’s investment adviser; and (ii) have net assets in excess of $200 million. The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its assets in securities issued by companies in the banking industry.
The Advisor selects portfolio securities of varying maturities based upon anticipated cash flow needs of the Fund, expectations about the direction of interest rates, and other economic factors. The Fund may hold cash and cash equivalents. The Fund expects to maintain an average duration of 0 to 90 days with respect to 2% to 5% of the Fund’s assets, as determined necessary by the Advisor in order to meet anticipated liquidity needs. The Fund expects to maintain an overall average effective duration for floating rate and non-floating rate assets of approximately 24 months, depending on market conditions. Average effective duration is a measure of the Fund’s interest rate sensitivity. The longer the Fund’s effective duration, the more sensitive the Fund is to shifts in interest rates. The Fund’s average effective duration also gives an indication of how the Fund’s net asset value (“NAV”) will change as interest rates change. For instance, a fund with a five-year duration would be expected to lose 5% of its NAV if interest rates rose by one percentage point, or gain 5% if interest rates fell by one percentage point. The Advisor may invest in “fixed to float” securities, which are corporate debt obligations that initially have a fixed return, but which, after a period of time, begin to “float,” or provide a rate of return equal to a market reference rate (such as the Consumer Price Index, the Secured Overnight Financing Rate, an index, etc.) plus a specified percentage (the “floating spread”). In determining the duration of a fixed to float security, the Advisor may assign a duration to such security based upon the first call date (usually the float commencement date) if the floating spread of such security is significantly higher than similar or comparable fixed or floating rate securities, taking into account the duration of those similar securities.
The Advisor has engaged J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) to manage a portion of the Fund’s assets in a percentage determined from time to time by the Advisor. At the Advisor’s discretion, the Advisor may allocate 100% of the Fund’s assets to the Sub-Advisor. As of June 30, 2026, approximately 34% of the Fund’s assets were allocated to the Sub-Advisor. The Sub-Advisor implements a short duration strategy that invests in Principal Investments with effective average durations generally targeted at between zero to three years. In selecting securities for the Fund, the Sub-Advisor generally focuses on U.S. Government securities, although it may invest in other permitted investments as directed by Pemberwick from time to time. Pemberwick may also restrict the Sub-Advisor from investing in certain securities otherwise permissible for the Fund to hold.

Strategy Portfolio Concentration [Text]	Therefore, under normal conditions, the Fund will invest at least 25% of its assets in securities issued by companies in the banking industry.